UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                -------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Crestview Partners II GP, L.P.
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Address:        667 Madison Avenue
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                10th Floor
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                New York, NY 10065
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Form 13F File Number: 28-14021

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:  Crestview, L.L.C., its general partner

Name:    Evelyn C. Pellicone
         ---------------------------
Title:   Chief Financial Officer
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Phone:   (212) 906-0723
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Signature, Place, and Date of Signing:

/s/ Evelyn C. Pellicone      New York, New York      August 9, 2012
-------------------------  ----------------------   ---------------
      [Signature]               [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -------------
Form 13F Information Table Entry Total:          2
                                                 -------------
Form 13F Information Table Value Total:          $730,915
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                                                 (thousands)


List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

      COLUMN 1        COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7             COLUMN 8
                                              VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER            VOTING AUTHORITY
   NAME OF ISSUER  TITLE OF CLASS    CUSIP   (X$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE     SHARED  NONE
-------------------------------------------------------------------------------------------------------------------------
CHARTER            COM CL A       16117M305  552,852   7,800,932 SH           SOLE             7,800,932
COMMUNICATIONS
-------------------------------------------------------------------------------------------------------------------------
CUMULUS MEDIA INC  CL A           231082108  178,063  59,157,083 SH           SOLE             59,157,083
-------------------------------------------------------------------------------------------------------------------------